14. EQUITY	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
14. EQUITY

Unless otherwise indicated, all of the following sales or issuances of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in transactions not involving a public offering, are considered to be restricted stock as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

We have compensated consultants and service providers with restricted common stock during the development of our technology and when our capital resources were not adequate to provide payment in cash.

All of the following transactions were to accredited investors (with the exception of a few issuances which are noted below). All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35.

The Company had the following equity transactions during the year ended September 30, 2012:

 On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) for financial consulting and investment banking services. The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein.

On December 15, 2011, the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights. It is the Company’s understanding that Mr. Weaver was not an accredited investor. However, Mr. Weaver was involved in the Company’s business, and the Company believed that he had such knowledge and experience in financial and business matters that he was capable of evaluating the merits and risks of an investment in the Company.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement for financial advisory services. The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors (100,000 shares for Yoshitami Arai and Dr. Masahiro Kawahata, 75,000 shares for Jon Pepper and Paul Bonderson and 50,000 shares for Bradley Sparks) for services provided on the Board of Directors of the Company during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation for investment banking services. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for investor relation services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo Precision Products Co., Ltd. whereby Sumitomo invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

On July 31, 2012, the Company closed the acquisition of the environmental field of use for our Spectral Pattern Matching technology from Javelin LLC. The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months (paid).

On September 6, 2012, the Company signed a Settlement and Release Agreement or Sparks Agreement with Mr. Sparks, the former CEO and Director and a cousin of Ronald Erickson. The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635 to Mr. Sparks for a note, accrued interest and other liabilities (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is full settlement of all outstanding liabilities due to Mr. Sparks.

On September 18, 2012 the Company issued 500,000 shares of restricted common stock to NVPR, LLC for public relation services. The shares were valued at $0.13 per share. The shares do not have registration rights.

On September 28, 2012 the Company issued 250,000 shares of restricted common stock to Clayton McKeekin for investor relation services. The shares were valued at $0.13 per share. The shares do not have registration rights.

As of September 30, 2012, 7,036,975 shares of our common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share. The convertible debenture had a variable conversion price that was based upon the Company’s stock price during the 20 trading days prior to the conversion date.

As of September 30, 2012, 3,373,425 shares of our common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share. The convertible debenture had a variable conversion price that was based upon the Company’s stock price during the 20 trading days prior to the conversion date.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant Capital Partners LLC, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of our common stock from time to time over a 24-month period, provided that certain conditions were met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of September 30, 2012, the Company issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per share under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 a total of 1,490,943 shares for $193,370 or $.131 per share under the Securities Purchase Agreement for commitment and legal fees.

The Company had the following equity transactions during the year ended September 30, 2013:

On October 22, 2012, the Company filed an Amended Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on October 25, 2012.

On October 8, 2012, Ascendiant converted $50,000 of principal and interest of $6,959 into 1,139,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant Capital Partners LLC or Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of our common stock from time to time over a 24-month period, provided that certain conditions were met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of October 17, 2012, the Company issued to Ascendiant 6,358,933 shares for $483,141 or $.076 per share under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 a total of 1,490,943 shares for $193,370 or $.131 per share under the Securities Purchase Agreement for commitment and legal fees.

On October 26, 2012, the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for investor relation services. The shares were valued at $0.13 per share. The Company expensed $19,500 during the nine months ended June 30, 2013. The shares do not have registration rights.

On November 28, 2012, Ascendiant converted $50,000 of principal and interest of $7,644 into 1,152,877 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011.

On January 24, 2013, Gemini converted $300,000 of principal and $50,630 of accrued interest into 7,012,603 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011.

On January 24, 2013, Ascendiant converted $50,000 of principal and $8,438 of accrued interest into 1,168,767 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011.

On January 28, 2013, Gemini converted $300,000 of principal and $50,959 of accrued interest into 7,019,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011.

On February 11, 2013, the Company entered into a Consulting Services Agreement with Integrated Consulting Services for strategic advice on our product roadmap. We issued a warrant for the purchase of 250,000 shares of our common stock.  The warrants are exercisable at $.13 per share and expire February 10, 2016. The Company valued the warrant at $0.10 per share and expensed $25,000 during the year ended September 30, 2013. Pursuant to the Consulting Services Agreement, the Company issued an additional warrant for the purchase of 250,000 shares of our common stock on August 12, 2013. The warrants are exercisable at $.13 per share and expire August 10, 2016. The Company valued the warrant at $0.0444 per share and expensed $11,100 during the year ended September 30, 2013. The warrants do not have piggyback registration rights.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.10 per share. The Company expensed $15,000 during the year ended September 30, 2013.The shares do not have registration rights.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to David Markowski for services related to the acquisition of TransTech. The shares were valued at $0.10 per share. The Company expensed $15,000 during the year ended ended September 30, 2013. The shares do not have registration rights.

On February 13, 2013, the Company issued 2,000,000 shares of restricted common stock to two employees (1,200,000 shares for Ronald Erickson our Chief Executive Officer and 200,000 for Mark Scott, our Chief Financial Officer) and two directors (400,000 shares for Marco Hegyi and 200,000 shares for Jon Pepper) for services during 2012. The shares were valued at $0.10 per share. The Company expensed $200,000 during the year ended September 30, 2013. The shares do not have registration rights.

On March 1, 2013, the Company issued 50,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.10 per share. The Company expensed $5,000 during the year ended September 30, 2013. The shares do not have registration rights.

On April 26, 2013, Ascendiant was issued a total of 4,565,068 shares of common stock as a result of Ascendiant’s cashless exercise of a warrant.  The warrant had an adjustable exercise price based on the Company’s stock price during the 3 trading days prior to the time of exercise as well as for any subsequent sales of stock or stock equivalents at an effective price less than the then exercise price of the warrant.  On January 23, 2013, the Company agreed to repurchase the Ascendiant Warrant for a purchase price of $300,000, payment of which was due by March 31, 2013; however, the Company did not complete that purchase, thereby enabling Ascendiant to exercise the Ascendiant Warrant on April 26, 2013.

The Company entered into an Option Agreement with Ascendiant dated April 26, 2013, pursuant to which the Company had the option to purchase from Ascendiant 4,000,000 shares of our common stock (the “Option Shares”) for an aggregate purchase price of $300,000.  On May 31, 2013, the Company exercised its option to purchase the 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.  The option was required to be exercised and payment for the shares made on or before May 31, 2013.  On May 31, 2013, the Company exercised our option to purchase 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.   Ascendiant delivered only 2,284,525 of the 4,000,000 Option Shares purchased by the Company and had failed to deliver the remaining 1,715,475 Option Shares. On June 17, 2013, the Company filed a complaint (the “Complaint”) against Ascendiant Capital Partners, LLC (“Ascendiant”) in the California Superior Court, County of Orange (Case No. 30-2013-00656770-CU-BC-CJC) for breach of contract, seeking damages, specific performance and injunctive relief against Ascendiant. On September 24, 2013, the California Superior Court granted Visualant’s motion, finding that Visualant was likely to prevail on the merits of its claim against Ascendiant.  The Court ordered Ascendiant to deliver 1,715,475 Option Shares to the Company by 4:00PM, September 27, 2013. The delivery occurred on September 27, 2013. The Company expects to pursue its damage claim.

On April 30, 2013, the Company issued 120,000 shares of restricted common stock to David Markowski for services related to the acquisition of TransTech. The shares were valued at $0.10 per share. The Company expensed $12,000 during the year ended September 30, 2013. The shares do not have registration rights.

On June 10, 2013, the Sterling Group forfeited a warrant to purchase 300,000 shares of common stock at $0.20 per share.

On June 10, 2013, the Company entered into a Purchase Agreement, Warrants, and Registration Rights Agreement with Special Situations Technology Funds and forty other accredited investors, pursuant to which we issued 52,300,000 shares of common stock at $0.10 per share for a total of $5,230,000, which amount includes the conversion of $500,000 in outstanding debt of the Company owed to one of its officers.  As part of the transaction, which closed on June 14, 2013, we issued to the investors (i) five year Series A Warrants to purchase a total of 52,300,000 shares of common stock at $0.15 per share; and (ii) five year Series B Warrants to purchase a total of 52,300,000 shares of common stock at $0.20 per share.  In addition, GVC Capital LLC, the placement agent in that transaction, was issued five-year warrants to purchase a total of 5,230,000 shares of common stock at $0.10 per share. The Company has an obligation to issue up to 5,230,000 additional placement agent warrants exercisable at $0.15 per share.  The $0.15 placement agent warrants shall issue only upon the exercise of the Series A Warrants by the Investors, and are issuable ratably based upon the number of Warrants exercised by the Investors.  The Company filed a Registration Statement and Amended Registration Statements on Form S-1 for 162,130,000 shares of common stock and warrants related to these Agreements that was declared effective by the SEC on October 11, 2013.

On September 4, 2013, the Company issued 300,000 shares to the Liolios Group related to public relation services.  The Company expensed $60,000 during the year ended September 30, 2013. The shares have piggyback registration rights. In addition, the Company issued a warrant for 200,000 shares of common stock to Liolios related to public relation services. The warrants vested on September 4, 2013, are exercisable at $.20 per share expire on September 3, 2016. The Company valued the warrant at $0.0444 per share and expensed $8,880 during the year ended September 30, 2013. The warrant has piggyback registration rights.

The issued a warrant to Genesis Select Corporation related to a Strategic Consulting Services Agreement dated September 15, 2013 for 200,000 shares of common stock. The warrants vested on September 15, 2013, are exercisable at $.20 per share and expire on September 14, 2016. The Company valued the warrant at $0.0444 per share and expensed $8,880 during the year ended September 30, 2013. The warrant does not have piggyback registration rights.

The Company issued a warrant to Jason Eichenholz on September 18, 2013 related to a Technical Advisor Agreement dated July 18, 2013 for 500,000 shares of common stock. The warrants vested on September 18, 2013, are exercisable at $.20 per share and expire on September 17, 2016. The Company valued the warrant at $0.0444 per share and expensed $22,220 during the year ended September 30, 2013. The warrant does not have piggyback registration rights.

A summary of the warrants issued as of September 30, 2013 were as follows:

	September 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	$0.307
Issued	111,230,000	0.171
Exercised	-	-
Forfeited	(300,000)	(0.200)
Expired	(792,000)	(0.500)
Outstanding at end of period	113,507,050	$0.173
Exerciseable at end of period	113,507,050

A summary of the status of the warrants outstanding as of September 30, 2013 is presented below:

	September 30, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
6,330,000	4.14	$0.10-013	6,330,000	$0.10-013
52,300,000	4.63	0.150	52,300,000	0.150
53,200,000	4.60	0.200	53,200,000	0.200
1,059,073	0.37	0.20-0.29	1,059,073	0.20-0.29
117,977	0.55	0.30-0.39	117,977	0.30-0.39
500,000	0.38	0.40-0.49	500,000	0.40-0.49
113,507,050	4.49	$0.173	113,507,050	$0.173

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2013 were as follows:

Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At September 30, 2013, vested warrants totaling 113,507,050 shares had an aggregate intrinsic value of $0.